POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of post balance sheet events [Abstract]
POST BALANCE SHEET EVENTS
31.	POST BALANCE SHEET EVENTS

Forgiveness of Paycheck Protection loans

In 2020, six of the Group’s subsidiaries located in USA applied for and received loans under the U.S. government’s  Paycheck Protection Program (“PPP”). The loans were intended to offer support for businesses during the Covid-19 pandemic and were forgivable subject to meeting certain criteria. Two out of the six PPP loans were forgiven during 2020. The four loans which remained unforgiven at year end, totaling US$2,905,000, are treated as short term liabilities at December 31, 2020. Three of these loans were 100% forgiven in early 2021, amounting to a total of US$2,661,000. We are in the process of seeking forgiveness for the final remaining PPP loan which amounts to US$244,000.

Director Indemnifications

In 2021, the Company and certain of its subsidiaries entered into indemnification agreements with each of the Directors in respect of their involvement with the Company. Such arrangements are adjudged to be necessary to attract and retain highly qualified individuals.

Submission of TrinScreen test to World Health Organisation

In March 2021, the Group submitted its new HIV screening product, TrinScreen HIV, to the World Health Organisation for approval. This product is a strategic priority for the Group. It is expected that the addition of a HIV screening test to our product range will drive future growth in Point-of-Care revenues.

Covid-19 pandemic

The COVID-19 pandemic has not yet abated and the situation in 2021 remains fluid. The speed and nature of economic recovery is uncertain and depends on several factors including the rollout of vaccines, the continuation of lockdown restrictions and the existence of new variants of the disease.  Management continues to monitor the pandemic situation closely and seeks to minimise the negative impacts on the business, while at the same time, optimising the opportunities that a pandemic affords to a medical diagnostic company. The continued uncertainty created by the pandemic increases the uncertainty in deciding on estimates and judgements underpinning the financial statements. For more information on the impact of the Covid-19 pandemic, refer to the Management Discussion and Analysis section in Item 5.